ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

13.                               ACCRUED EXPENSES AND OTHER PAYABLES

	As of December 31,
	2010	2011

Employee payroll and welfare payables	$4,979	$9,306
Other tax payable	3,733	7,084
Accrued professional, marketing and leasing fees	1,281	6,299
Other payables	1,837	5,455
Liability for advance payment of unvested options	—	2,917
Accrued advertising sales rebate	2,578	47

Total	$14,408	$31,108

In July 2010, seven executive officers and employees of our company provided promissory notes to the Company in connection with their early exercise of their respective share options. The loans bore an interest rate of 5.4% and were to be due and payable at the earlier of such executive officer’s termination of employment with the Company or the first public filing of our registration statement. The loans were secured by the pledge of the ordinary shares which were issued upon the early exercise of the share options. The seven executive officers paid the entire amount under the promissory notes in April 2011. And the balance of unvested share as of December 31, 2011 is $ 2,917.